Prepaid expenses and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Refundable value added tax on import	$ 2,517	$ 0
Other receivables	450	462
Total other prepaid expenses and other receivables	$ 2,967	$ 462